Inventory	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory
Inventory
Inventory has been recorded at cost as of December 31, 2018 and December 31, 2017. Costs capitalized at December 31, 2018 and December 31, 2017 relate to HOTSHOT finished goods and raw materials available to be used for future production runs.
The following table presents inventory:

	December 31, 2018	December 31, 2017
Raw materials	$7,247	$17,411
Finished goods	179,673	414,480
Total inventory	$186,920	$431,891

In the second quarter of 2018, the Company wrote off raw materials that are not expected to be used in future production runs, as well as finished goods inventory no longer expected to be used. In 2017, the Company wrote off raw materials not expected to be used in future production runs and expiring finished goods not anticipated to be sold. In 2016, the Company wrote off raw materials purchased for production runs of HOTSHOT that were not expected to be used in future production runs, as well as finished goods not expected to be sold based upon projected sales, estimated product shelf life, the number of units produced and production level requirements.
Write-offs totaled approximately $85,000, $42,000 and $282,000 for the years ended December 31, 2018, December 31, 2017 and December 31, 2016, respectively, and are included in cost of product revenue in the accompanying consolidated statement of operations.